ASSETS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Asset Held for Sale [Table Text Block]
December 31,
2014
Property, plant and equipment, Net	$20,430,446
Land use rights, net	12,871,988
Total	33,302,434
Less: current portion	(13,032,000)
Noncurrent portion	$20,270,434